General information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
General Information
1. General information
1.1. Information on Banco BBVA Argentina S.A.
Banco BBVA Argentina S.A. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (“sociedad anónima”) incorporated under the laws of Argentina, operating as a universal bank with a network of 243 national branches.
Since December 1996, BBVA Argentina is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owned 66.55% of the share capital of the Bank as of December 31, 2023.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 2.2.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.
1.2. Evolution of the macroeconomic situation and the financial and capital systems
In recent years, the Argentine financial market has observed a prolonged period of volatility in the market values of public and private financial instruments, including a high level of country risk, an increase in the official exchange rate between the Argentine peso and the US dollar, an increase in interest rates and a significant acceleration in inflation (see note 2.1.5. Unit of measurement).
Particularly, with regards to the exchange rate with the US dollar, since the end of 2019, the gap between the official price of the US dollar (mainly used for foreign trade) has widen significantly compared to the alternative exchange rate arising from stock exchange transactions having reached maximum peaks close t
o 200%.
As of the date of issuance of these financial statements, the aforementioned gap amounts to approximately
 20%.
National public debt has been subject to several restructuring processes, including various voluntary exchanges and agreements reached with the so-called
Paris Club and the International Monetary Fund.
On December 10, 2023, a new national government took office and issued a series of emergency measures. Among the new government main objectives are to pursue, among others, regulatory flexibility in economic matters and a reduction of the fiscal deficit mainly through a reduction in spending, including a reduction of different types of subsidies. Likewise, there was a devaluation of the Argentine peso close to

55
%
with respect to the US dollar, which has resulted in an acceleration of inflation, with interannual inflation measured from the national consumer price index (CPI) published by the National Institute of Statistics and Census (INDEC, as per its Spanish acronym) amounting to

287.9
%
as of the date of issuance of these financial statements.
The comprehensive program pursued by the new national government includes reforms in the economy, justice, foreign relations and infrastructure areas, among others. On December 20, 2023, through the Decree of Necessity and Urgency No. 70/2023, the government launched a significant amount of reforms. However, different actors have requested various protections or requests for unconstitutionality to stop its application.
Additionally, the national and international macroeconomic context generates a certain degree of uncertainty regarding its future evolution with regard to the level of economic recovery to global level.
For all of the above, the Entity’s Management permanently monitors the macro and local environment to determine the actions to adopt and identify potential impacts on the Entity’s assets and financial situation, which could be reflected in the financial statements of future periods.